Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Right-of-use asset at beginning of period	€ 77
Depreciation	47	€ 20	€ 8
Right-of-use asset at end of period	354	77
Cost
Right-of-use asset
Right-of-use asset at beginning of period	105	32
Additions	221	14
Additions from business combinations	101	64
Disposals	(16)	(1)
Foreign exchange and other movements	6	(4)
Right-of-use asset at end of period	417	105	32
Accumulated depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(28)	(8)
Depreciation	(47)	(20)
Disposals	10
Foreign exchange and other movements	2
Right-of-use asset at end of period	(63)	(28)	(8)
Real estate
Right-of-use asset
Right-of-use asset at beginning of period	74
Right-of-use asset at end of period	350	74
Real estate | Cost
Right-of-use asset
Right-of-use asset at beginning of period	99	30
Additions	218	12
Additions from business combinations	101	62
Disposals	(14)	(1)
Foreign exchange and other movements	5	(4)
Right-of-use asset at end of period	409	99	30
Real estate | Accumulated depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(25)	(7)
Depreciation	(45)	(18)
Disposals	9
Foreign exchange and other movements	2
Right-of-use asset at end of period	(59)	(25)	(7)
Vehicles
Right-of-use asset
Right-of-use asset at beginning of period	3
Right-of-use asset at end of period	4	3
Vehicles | Cost
Right-of-use asset
Right-of-use asset at beginning of period	6	2
Additions	3	2
Additions from business combinations	0	2
Disposals	(2)	0
Foreign exchange and other movements	1	(0)
Right-of-use asset at end of period	8	6	2
Vehicles | Accumulated depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(3)	(1)
Depreciation	(2)	(2)
Disposals	1
Foreign exchange and other movements	0
Right-of-use asset at end of period	€ (4)	€ (3)	€ (1)